Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6. STOCKHOLDERS’ EQUITY

On April 25, 2012, we amended the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock.

The following table reflects changes in shares of our outstanding common stock, preferred stock and warrants during the periods reflected in our financial statements from December 31, 2011 to March 31, 2012:

	Preferred Stock	Common Stock	Treasury Stock	KSOP	Warrants
December 31, 2011	15,780	26,177,989	13,985	15,200	3,549,047
Issued shares of Series C Preferred Stock in Hunter Disposal acquisition	88,000	—	—	—	—
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures	17,191	—	—	—	—
Issued shares of common stock in Hunter Disposal acquisition	—	1,846,722	—	—	—
Issued shares for Share based payments	—	45,201	(3,500)	—	—
Issued shares of common stock upon exercise of warrants	—	20,000	—	—	(20,000)
Warrants expired during the period	—	—	—	—	(42,797)

March 31, 2012	120,971	28,089,912	10,485	15,200	3,486,250

Preferred Stock

We were not able to pay dividends on our Series A Preferred Stock for the quarters ending December 31, 2008 through March 31, 2012. In accordance with the terms of this preferred stock, accrued dividends of $2.3 million were added to the stated value of the preferred stock, resulting in a stated value per share of $1,384 at March 31, 2012. This additional $2.3 million in stated value will accrue dividends at a 10% rate.

On February 17, 2012, we issued 22,000 shares of our 10% Series C Cumulative Preferred Stock as partial consideration in our acquisition of Hunter Disposal. On April 25, 2012, we amended the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock. See Note 3—Acquisitions, for additional information. The Series C Cumulative Preferred Stock earns 10% dividends paid monthly and is not convertible into common shares of the company except for under certain circumstances in the event of a change of control.

During the three months ended March 31, 2012, the Company issued 17,191 shares of our Series C Preferred Stock upon conversion of $392,000 in principle along with accrued interest of $38,000 on our Series B Debentures.

Common Stock and Common Stock Warrants

We have 90,000,000 authorized shares of common stock. We cannot pay any dividends on our common stock until all Series A cumulative preferred dividends have been satisfied.

On February 17, 2012, the Company issued 1,846,722 shares of common stock with a fair market value of $3.3 million based on stock price of $1.70, as partial consideration in the acquisition of Hunter Disposal. See Note 3—Acquisitions, for additional information.

During the three months ended March 31, 2012, the Company issued 45,201 shares of common stock for payment of Board fees to nonemployee members of Board of Directors as payment of their fees for 2011 and first quarter of 2012.

During the three months ended March 31, 2012, the Company issued 20,000 shares of common stock upon exercise of 20,000 of our $1.50 warrants.

During the three months ended March 31, 2012, 42,797 of our $1.50 common stock warrants have expired.

Treasury Stock

During the three months ended March 31, 2012, the Company issued 3,500 shares of the Company's common stock out of treasury, with a cost of $53,000, for payment of shares owed for fully vested share grants under our share based compensation plan.

NOTE 9. STOCKHOLDERS’ EQUITY

The following table reflects changes in our outstanding common stock, preferred stock and warrants during the periods reflected in our financial statements:

	Preferred Stock	Common Stock	Treasury Stock	KSOP	Warrants
January 1, 2010	17,325	22,576,504	22,412	15,200	6,251,745
Issued 100,000 warrants upon receipt of letter of guaranty	—	—	—	—	100,000
Warrants expired	—	—	—	—	(907,834)

December 31, 2010	17,325	22,576,504	22,412	15,200	5,443,911
Issue common stock and warrants for cash	—	1,045,000	—	—	1,045,000
Issue common stock and warrants upon conversion of $500,000 in principal on promissory notes	—	500,000	—	—	500,000
Issue common stock and warrants upon conversion of 1,545 shares of preferred stock	(1,545)	1,545,000	—	—	1,545,000
Common shares granted to non-employee Board Members	—	28,090	—	—	—
Common shares granted as 401k matching contribution	—	229,410	—	—	—
Unissued unvested restricted shares	—	(25,000)	—	—	—
Issue common stock for payment of executive salary	—	147,059	—	—	—
Issue common stock for asset purchase	—	131,926	—	—	—
Issue common shares out of treasury for payment of services	—	—	(8,427)	—	—
Warrants expired during the period	—	—	—	—	(4,984,864)

December 31, 2011	15,780	26,177,989	13,985	15,200	3,549,047

Preferred Stock

Series A Preferred

On March 9, 2007, we authorized and established a series of preferred stock that was designated as “2007 Series A 8% Convertible Preferred Stock” (“Series A Preferred”). This series was constituted as 12,500 shares with a stated value per share initially set equal to $1,000. On March 12, 2007, we executed a securities purchase agreement with institutional investors whereby we agreed to issue to such institutional investors the following securities of the company for an aggregate consideration of $15 million: $12.5 million in principal amount of our Series A Preferred, 500,000 shares of our common stock at $5.00 per share and 1.5 million common stock purchase warrants at an exercise price of $7.50 per warrant (of which 1,250,000 warrants were allocable to the holders of the Series A Preferred).

We allocated $4.62 to each share of common stock and $0.76 to each common stock warrant in establishing the fair value of these securities. Gross proceeds of $15 million ($14.95 million net of expenses) were received by us thereafter through May 15, 2007 from the issuance of the preferred and common stock and the common stock warrants to these institutional investors. The warrants are described further below.

The Series A Preferred provides for a cumulative dividend that may be payable at our option in cash or shares of common stock at 115% of the cash dividend payable and using the 10-day average price per share of common stock. A holder of the Series A Preferred has the right to convert these shares at any time into shares of common stock at a conversion price of $5.00 per common share. We may force conversion at any time subject to the following conditions: (i) the closing price of our common stock exceeds $20.00 for thirty-one trading days, and (ii) the average trading volume of the shares over the same 31-day period equals or exceeds 65,000 shares. After five years, we may redeem the preferred stock for cash. Other provisions of the this series of preferred stock include a liquidation preference, anti-dilution provisions, voting rights equal to the common shareholders and other protective provisions.

We were not able to pay dividends on our Series A Preferred Stock for the quarters ending December 31, 2008 through December 31, 2011. In accordance with the terms of this preferred stock, accrued dividends of $2.0 million were added to the stated value of the preferred stock, resulting in a stated value per share of $1,327 at December 31, 2011. This additional $2.0 million in stated value will accrue dividends at a 10% rate.

In January of 2011 we entered into an agreement with the holder of our Series A Preferred Stock where by the holder waived their right under the Series A Certificate of Designations as it pertains to the adjustment of the conversion price caused by the Company's private placement to certain accredited investors for consideration of the ability to convert shares of the Series A Preferred having an aggregate stated value equal to 50% of the gross proceeds received by the Company from investors after the closing of the offering into shares of common stock of the Company at the same price which the Company sells the unit shares to investors.

On June 21, 2011, pursuant to the agreement with the holder of our Series A and Series B Preferred Stock outstanding, the holder converted 772 shares of Series A Preferred with a stated value of $981,000 into 386,000 units which were sold under our private placement of common stock and warrants. The fair value of the antidilutive provision for those shares on June 21, 2011, of $628,000 was reclassed to additional paid in capital upon the conversion of the preferred shares.

Series B Preferred

On August 21, 2008, we authorized and established a series of preferred stock that was designated as “2008 Series B Convertible Preferred Stock” (“Series B Preferred”). This series was constituted as 10,575 shares with a stated value per share equal to $1,000. We executed a securities purchase agreement with the buyer at this time whereby the buyer returned 1,410,000 their existing $7.50 common stock warrants and paid $10.6 million in cash (net of expenses) to GreenHunter, and we issued 10,575 shares of the Series B Preferred and 1,410,000 common stock warrants with an exercise price of $25.00. We cancelled the $7.50 common stock warrants which were returned to us in this transaction.

The Series B Preferred does not provide for any preferential dividends. A holder of the Series B Preferred has the right to convert these shares at any time into shares of common stock at a conversion price of $7.50 per common share. We may force conversion at any time subject to the following conditions: (i) the closing price of our common stock exceeds $20.00 for thirty-one trading days, and (ii) the average trading volume of the shares over the same 31-day period equals or exceeds 65,000 shares. After five years, we may redeem the preferred stock for cash. Other provisions of this series of preferred stock include a liquidation preference, anti-dilution provisions, voting rights equal to the common shareholders and other protective provisions.

We recorded a deemed preferred dividend of $13.9 million in relation to the Series B Preferred which reflects the excess of the fair value of the securities issued in the transaction over the carrying value of the warrants cancelled. We also recorded a deemed dividend of $666,000 related to the beneficial conversion feature of the stock at the time of the placement.

In January of 2011 we entered into an agreement with the holder of our Series B Preferred Stock where by the holder waived their right under the Series B Certificate of Designations as it pertains to the adjustment of the conversion price caused by the Company's private placement to certain accredited investors for consideration of the ability to convert shares of the Series B Preferred having an aggregate stated value equal to 50% of the gross proceeds received by the Company from investors after the closing of the offering into shares of common stock of the Company at the same price which the Company sells the unit shares to investors.

On June 21, 2011, pursuant to the agreement with the holder of our Series B Preferred Stock outstanding, the holder converted 773 shares of Series B Preferred with a stated value of $773,000 into 386,500 units which were sold under our private placement of common stock and warrants. The fair value of the antidilutive provision for those shares on June 21, 2011, of $536,000 was reclassed to additional paid in capital upon the conversion of the preferred shares.

Common Stock

We have 90,000,000 authorized shares of common stock. We may not pay any dividends on our common stock until all Series A cumulative preferred dividends have been satisfied.

On March 31, 2010, the Company granted 192,028 shares of common stock as matching contribution to the Company's 401K plan. Additionally, during the year ended December 31, 2010, we granted share awards to directors totaling 170,600 shares.

On January 28, 2011, the Company entered into a private placement of common equity securities with accredited investors. The equity securities sold consisted of units comprised of two shares of common stock and two common stock warrants, one with an exercise price of $1.50 and another with an exercise price of $2.50 per share for $2.00 per unit. The sale of these units resulted in new proceeds of $1.0 million to the Company. The warrants are exercisable immediately and expire on January 31, 2014.

On April 6, 2011, the Company’s Board of Directors approved the 2010 fiscal year 401k matching contribution of $206,000 to be paid in shares of common stock of the company based on the closing price on that date.

On June 21, 2011, the Company issued 1,545,000 shares of common stock, 772,500 warrants with an exercise price of $1.50, and 772,500 warrants with an exercise price of $2.50 upon the conversion of shares of preferred stock with a stated value of $1.8 million. The fair value of the antidilutive provision on the converted preferred shares on June 21, 2011, of $1.2 million was reclassed to additional paid in capital upon the conversion of the preferred shares.

On June 21, 2011, the Company issued 500,000 shares of common stock, 250,000 common stock warrants with an exercise price of $1.50, and 250,000 common stock warrants with an exercise price of $2.50 upon the conversion of $500,000 in principal of our promissory notes with a related party.

On November 29, 2011, we issued 147,059 shares of common stock valued at $100,000 to pay executive salaries.

During December 2011, we issued 131,926 shares of common stock to pay the second payment pursuant to the Port Sutton acquisition.

Treasury Stock

During the year ended December 31, 2011, the Company issued 8,427 shares of the Company's common stock out of treasury, with a cost of $127,000, for payment of services.

Common Stock Warrants

The following is a summary of warrant activity for the two years ended December 31, 2011 and 2010.

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—Beginning of Year	5,443,911	$24.87	6,251,745	$23.98
Granted	3,090,000	$2.00	100,000	$1.34
Exercised	—	—	—	—
Cancelled	(4,984,864)	$1.50	(907,834)	$16.16
Outstanding—End of Year	3,549,047	$1.94	5,443,911	$24.87

Exercisable—End of Year	3,549,047	$1.94	5,443,911	$24.87

During the first quarter of 2010, we granted 100,000 warrants upon the receipt of the letter of guarantee and credit support from our Chairman and Chief Executive Officer. The exercise price of the warrants was set at $1.34 as of the issuance date of March 31, 2010, and will be proportionately increased or decreased upon subsequent combinations or subdivisions of common stock. These warrants are exercisable immediately upon issuance and have a five-year life. We determined the grant-date fair value of the warrants to be approximately $69,000, or $0.69 per share using the Black-Scholes method with the following inputs: Stock price on the date of grant of $1.30, exercise price of $1.34, term of 5 years, volatility of 63.13% based on the average volatility of the Company and five comparable companies, and discount rate of 1.60% based on expected life of 2.5 years. The grant-date fair value of $69,000 is included in selling, general, and administrative expense on our consolidated statement of operations for the year ended December 31, 2010. In the third quarter of 2010, the Chairman and Chief Executive Officer has rescinded his right to these warrants.

On January 28, 2011, the Company entered into a private placement of common equity securities with accredited investors. The equity securities sold consisted of units comprised of two shares of common stock and two common stock warrants, one with an exercise price of $1.50 and another with an exercise price of $2.50 per share for $2.00 per unit. The sale of these units resulted in new proceeds of $1.0 million to the Company. The warrants are exercisable immediately and expire on January 31, 2014.

The Company’s private placement entered into on January 28, 2011, triggered the antidilutive provision on 5,443,911 common stock warrants outstanding at that time, which adjusted the exercise price for the warrants to $1.50, of which 4,984,864 have expired during 2011.

On June 21, 2011, the Company issued 1,545,000 shares of common stock, 772,500 warrants with an exercise price of $1.50, and 772,500 warrants with an exercise price of $2.50 upon the conversion of shares of preferred stock with a stated value of $1.8 million. The fair value of the antidilutive provision on the converted preferred shares on June 21, 2011, of $1.2 million was reclassed to additional paid in capital upon the conversion of the preferred shares.

On June 21, 2011, the Company issued 500,000 shares of common stock, 250,000 common stock warrants with an exercise price of $1.50, and 250,000 common stock warrants with an exercise price of $2.50 upon the conversion of $500,000 in principal of our promissory notes with a related party.

During the year ended December 31, 2011, 4,984,864 of our $1.50 common stock warrants have expired.